Operating Leases	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Operating Leases
16.	Operating Leases

Operating leases as lessor

On March 25, 2014, NTISZ entered into an operating lease agreement to lease out certain of its buildings located in Shenzhen. The lease term originally was 3 years from May 1, 2014 to April 30, 2017. On March 21, 2016, the lease term was extended for six months to October 31, 2017. The lease contract expired on October 31, 2017. From July 2018 to 2020, NTISZ entered into operating leases with many tenants, with expiry dates from 2021 to 2023.

In October 2018, Wuxi Zastron-Flex signed a rental agreement to lease out the former site of the Wuxi factories to a third party. The term of the lease is 12 years, with 10 months of rent-free incentive from the date the property is handed over. The property was handed over to the tenant in February 2019.

In September 2019, Nam Tai • Tang Xi Technology Park signed a rental agreement to lease out the factory property to many tenants, and on December 31, 2020, the occupancy rate of Nam Tai • Tang Xi Technology Park was approximately 78%, with expiry dates from 2021 to 2024.

In January 2020, SHCY signed a rental agreement to lease out the office property (U-Creative Space) which leased from a third-party, on December 31, 2020, the occupancy rate of Shanghai office property was approximately 70%.

In January 2020, Nam Tai Inno Park signed a rental agreement to lease out the business property to a third party, and on December 31, 2020, more business property and office property has been leased out to many tenants.

Operating lease income of $493 thousand, $2,526 thousand and $3,817 thousand were recognized in respect of the above operating lease during the years ended December 31, 2018, 2019 and 2020, respectively.

Operating leases as lessee

In accordance with FASB ASC 842, the Company measured and recognized a right of use asset of $9,695 thousand (2019: $4,078 thousand) and lease liability of $10,308 thousand (2019: $4,171 thousand) as of December 31, 2020. The adoption of ASC 842 had an immaterial effect on the audited consolidated balance sheet as of January 1, 2019.

In August 2018, ICCL entered into a 3-year lease agreement with a third-party company for the Hong Kong office.

In September 2019, NTTP entered into a leasing agreement with Shenzhen Baoguanwei Property Management Co., Ltd for a term of 9.6 years to rent a building of contract floor area of 7,586 square meters.

In January 2020, SHCY entered into a 10-year lease agreement with Shanghai Longdesheng Investment Co., Ltd to rent a building of contract floor area of approximately 3,981 square meters.

In April 2020, NTDG entered into a 35-month lease agreement with a third-party for an office in Dongguan.

In May 2020, SZKC entered into a 14-month lease agreement with a third-party for an office in Shenzhen.

In August 2020, NTDG entered into a 24-month lease agreement with a third-party for a canteen in Dongguan.

The following table shows the total lease cost and the cash flows arising from the six operating leases, and information about weighted-average remaining lease term and weighted-average discount rate.

At December 31,	2019	2020
	(’000)	(’000)
Lease cost
Operating lease cost	$476	$1,801
Sublease income	(24)	(615)
Total lease cost	$452	$1,186
Other information
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	$406	$1,305
Right-of-use assets obtained in exchange for new operating lease liabilities	$70	$486
Weighted-average remaining lease term - operating lease	101 months	96 months
Weighted-average discount rate – operating lease	6.75%	6.75%

Maturities of lease liabilities are as follows:

Year ended December 31,	2020
(’000)
2021	$1,702
2022	1,527
2023	1,426
2024	1,630
2025	1,642
Thereafter	$5,379
$13,306
Less: Imputed interest	(2,998)
Total lease cost	$10,308

Lease liabilities consist of the following:

Year ended December 31,	2019	2020
	(’000)	(’000)
Current portion of lease liabilities	$529	$1,064
Noncurrent portion of lease liabilities	3,642	9,244
Total lease liabilities	$4,171	$10,308